Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
BALANCE at Dec. 31, 2018	$ 3,761	$ 14,960	$ 71,670	$ (1,764)	$ (7,683)	$ 80,944
Net income	0	0	10,661	0	0	10,661
Other comprehensive income	0	0	0	4,636	0	4,636
Repurchase of shares	0	0	0	0	(95)	(95)
Sale of treasury shares	0	25	0	0	46	71
Stock option expense	0	266	0			266
Cash dividends declared	0	0	(1,702)	0	0	(1,702)
BALANCE at Dec. 31, 2019	3,761	15,251	80,629	2,872	(7,732)	94,781
Net income	0	0	13,755	0	0	13,755
Other comprehensive income	0	0	0	4,483	0	4,483
Sale of treasury shares	0	34	0	0	61	95
Stock option expense	0	164	0			164
Cash dividends declared	0	0	(1,668)	0	0	(1,668)
Shares cancelled under stock option plan	0	(11)	0	0	0	(11)
BALANCE at Dec. 31, 2020	3,761	15,438	92,716	7,355	(7,671)	111,599
Net income	0	0	13,581	0	0	13,581
Other comprehensive income	0	0	0	(3,362)	0	(3,362)
Repurchase of shares	0	0	0	0	(368)	(368)
Sale of treasury shares	0	50	0	0	193	243
Stock option expense	0	183	0			183
Cash dividends declared	0	0	(2,394)	0	0	(2,394)
Stock option exercise, net of shares repurchased and retired	33	634	0	0	(1,054)	(387)
BALANCE at Dec. 31, 2021	$ 3,794	$ 16,305	$ 103,903	$ 3,993	$ (8,900)	$ 119,095